SUBSEQUENT EVENTS (Details) - Subsequent Event	Feb. 23, 2021 shares
2020 Equity Incentive Plan
Subsequent Event [Line Items]
Shares issuable	4,200,000
2020 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Shares issuable under employee stock pruchase plan	500,000